Derivatives transactions between related parties (Details) - 12 months ended Dec. 31, 2018 - Korea Development Bank $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2016~2019	2016~2019
Pay, Contract Amount | ₩	₩ 105,260
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.48%	2.48%
Contract Interest rate Receive	2.38%	2.38%
Contract exchange rate	1,052.6	1,052.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2015~2025	2015~2025
Pay, Contract Amount | ₩	₩ 111,190
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.62%	2.62%
Contract Interest rate Receive	3.25%	3.25%
Contract exchange rate	1,111.9	1,111.9
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2022	2017~2022
Pay, Contract Amount | ₩	₩ 111,610
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.31%	2.31%
Contract Interest rate Receive	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2020	2017~2020
Pay, Contract Amount | ₩	₩ 114,580
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.75%	1.75%
Contract Interest rate Receive	2.38%	2.38%
Contract exchange rate	1,145.8	1,145.8
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2016~2021	2016~2021
Pay, Contract Amount | ₩	₩ 121,000
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.15%	2.15%
Contract Interest rate Receive	2.50%	2.50%
Contract exchange rate	1,210	1,210
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2022	2017~2022
Pay, Contract Amount | ₩	₩ 113,300
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	19.4%	19.4%
Contract Interest rate Receive	2.63%	2.63%
Contract exchange rate	1,133	1,133
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2028	2018~2028
Pay, Contract Amount | ₩	₩ 108,600
Receive, Contract Amount | $		$ 800,000
Contract Interest rate Pay	2.69%	2.69%
Contract Interest rate Receive	3.35%	3.35%
Contract exchange rate	135.75	135.75
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2023	2018~2023
Pay, Contract Amount | ₩	₩ 170,280
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	2.15%	2.15%
Contract Interest rate Receive	3.75%	3.75%
Contract exchange rate	1,135.2	1,135.2
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2023	2018~2023
Pay, Contract Amount | ₩	₩ 320,880
Receive, Contract Amount | $		$ 300,000
Contract Interest rate Pay	2.03%	2.03%
Contract Interest rate Receive	3.75%	3.75%
Contract exchange rate	1,069.6	1,069.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2021	2018~2021
Pay, Contract Amount | ₩	₩ 212,960
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	2.10%	2.10%
Contract Interest rate Receive	3.00%	3.00%
Contract exchange rate	1,064.8	1,064.8
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2021	2018~2021
Pay, Contract Amount | ₩	₩ 169,335
Receive, Contract Amount | $		$ 150,000
Contract Interest rate Pay	2.26%	2.26%
Contract Interest rate Receive	3.88%	3.88%
Contract exchange rate	1,128.9	1,128.9
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 104,849
Receive, Contract Amount | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49
Contract date	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 11,279
Receive, Contract Amount | $		$ 10,000
Contract exchange rate	1,127.85	1,127.85
Contract date	Dec. 18, 2018	Dec. 18, 2018
Matrurity date	Jan. 22, 2019	Jan. 22, 2019
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 4,490
Receive, Contract Amount | $		$ 4,000
Contract exchange rate	1,122.6	1,122.6
Contract date	Dec. 13, 2018	Dec. 13, 2018
Matrurity date	Jan. 10, 2019	Jan. 10, 2019
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 13,497
Receive, Contract Amount | $		$ 12,000
Contract exchange rate	1,124.74	1,124.74
Contract date	Dec. 24, 2018	Dec. 24, 2018
Matrurity date	Jan. 10, 2019	Jan. 10, 2019
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 10,103
Receive, Contract Amount | $		$ 9,000
Contract exchange rate	1,122.5	1,122.5
Contract date	Dec. 21, 2018	Dec. 21, 2018
Matrurity date	Jan. 15, 2019	Jan. 15, 2019
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 11,207
Receive, Contract Amount | $		$ 10,000
Contract exchange rate	1,120.68	1,120.68
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Cross Currency Forward Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount | ₩	₩ 13,412
Receive, Contract Amount | $		$ 12,000
Contract exchange rate	1,117.64	1,117.64
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019